Fair Values (Tables)	12 Months Ended
Dec. 31, 2013
Fair Values (Tables) [Abstract]
Fair value assets and liabilities measured on recurring basis

The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis, categorized by GAAP's valuation hierarchy (as described in the preceding paragraphs), as of December 31:

	2013					2012
(Millions)	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:
Investment securities:(a)
Equity securities	$124		$124	$	―	$296		$296	$	―
Debt securities and other	4,892		320		4,572	5,318		338		4,980
Derivatives(a)	701		―		701	942		―		942
Total assets	5,717		444		5,273	6,556		634		5,922
Liabilities:
Derivatives(a)	213		―		213	329		―		329
Total liabilities	$213	$	―		$213	$329	$	―		$329

  Refer to Note 6 for the fair values of investment securities and to Note 12 for the fair values of derivative assets and liabilities, on a further disaggregated basis.

Estimated fair value of financial assets and financial liabilities

The following table discloses the estimated fair value for the Company's financial assets and financial liabilities that are not required to be carried at fair value on a recurring basis, as of December 31, 2013 and 2012:

	Carrying	Corresponding Fair Value Amount
2013 (Billions)	Value	Total			Level 1	Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$19	$19			$17	$2	(a)	$	―
Other financial assets(b)	48	48			―	48			―
Financial assets carried at other than fair value
Loans, net	67	67	(c)		―	―			67

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	60	60			―	60			―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	7	8			―	8			―
Long-term debt	$55	$58	(c)	$	―	$58		$	―

	Carrying	Corresponding Fair Value Amount
2012 (Billions)	Value	Total			Level 1	Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$22	$22			$21	$1	(a)	$	―
Other financial assets(b)	47	47			―	47			―
Financial assets carried at other than fair value
Loans, net	64	65	(c)		―	―			65

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	55	55			―	55			―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	10	10			―	10			―
Long-term debt	$59	$62	(c)	$	―	$62		$	―

  Reflects time deposits.
  Includes accounts receivable (including fair values of Card Member receivables of $7.3 billion and $8.0 billion held by consolidated VIEs as of December 31, 2013 and 2012, respectively), restricted cash and other miscellaneous assets.
  Includes fair values of loans of $31.0 billion and $32.4 billion, and long-term debt of $18.8 billion and $19.5 billion, held by consolidated VIEs as of December 31, 2013 and 2012, respectively.
  Presented as a component of customer deposits on the Consolidated Balance Sheets.